STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance of shares in private placement, issuance cost	$ 105
Accumulated unrealized gain from hedging activities	28
Accumulated other comprehensive loss	$ (822)